DIRECT HOSPITALITY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Employee compensation and benefits	$44	$111	$126	$194
Cost of food, beverage, and retail goods sold	11	63	80	144
Maintenance and utilities	20	37	57	79
Marketing and advertising	3	16	23	39
Other	28	79	110	170
Total direct hospitality expense	$106	$306	$396	$626